Consolidated Statements of Profit or Loss and Other Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares [1]	Jun. 30, 2024 AUD ($) $ / shares	Jun. 30, 2023 AUD ($) $ / shares		Jun. 30, 2022 AUD ($) $ / shares
Profit or Loss and Other Comprehensive Income [Abstract]
Revenue	$ 47,335	$ 71,459	$ 38,260	[2]	$ 40,336	[2]
Cost of goods sold	(65,262)	(98,523)	(55,094)		(57,445)
Impairment of assets	(55,472)	(83,745)	0		0
Gross loss	(73,399)	(110,809)	(16,834)		(17,109)
Other income	1,423	2,148	3,096		4,320
Operational expenses	(2,505)	(3,782)	(2,997)		(2,013)
Research and development expenses	(23,914)	(36,102)	(16,180)		(16,933)
Administrative expenses	(11,979)	(18,084)	(14,566)		(13,146)
Marketing expenses	(1,166)	(1,760)	(1,494)		(1,550)
Capital raising transaction costs	(20,921)	(31,584)	(24,746)		0
Finance costs	(19,937)	(30,100)	(5,502)		(1,390)
Finance income	5,955	8,990	0		0
Loss before income tax expense	(146,443)	(221,083)	(79,223)		(47,821)
Income tax expense	0	0	0		0
Loss for the year	(146,443)	(221,083)	(79,223)		(47,821)
Other comprehensive income / (loss)
Foreign currency translation differences - foreign operations	201	303	(62)		(147)
Other comprehensive income / (loss)	201	303	(62)		(147)
Total comprehensive income / (loss) for the year	$ (146,242)	$ (220,780)	$ (79,285)		$ (47,968)
Earnings per share
Basic (in dollars per share) | (per share)	$ (77.9)	$ (117.61)	$ (59.2)		$ (36.17)
Diluted (in dollars per share) | (per share)	$ (77.9)	$ (117.61)	$ (59.2)		$ (36.17)
Sale of Wheels [Member]
Profit or Loss and Other Comprehensive Income [Abstract]
Revenue	$ 44,752	$ 67,560	$ 37,477		$ 38,276
Engineering Services [Member]
Profit or Loss and Other Comprehensive Income [Abstract]
Revenue	1,702	2,569	530		464
Sale of Tooling [Member]
Profit or Loss and Other Comprehensive Income [Abstract]
Revenue	$ 881	$ 1,330	$ 253		$ 1,596

[1]	Refer to Note 1.7 Convenience translation into U.S. dollars
[2]	Prior periods were reclassified to reflect the current presentation as a result of Carbon Revolution PLC becoming the legal parent of the Group in 2024. More details see the Transaction described in note 6.7.